Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of restricted assets [line items]
For forward purchases of repurchase transactions	$ 881,745,712	$ 581,156,334
Repurchase Transaction | Government Securities | Purchases
Disclosure of restricted assets [line items]
For forward purchases of repurchase transactions	444,977,522	256,813,768
Banco de Galicia y Bs.As. S.A.
Disclosure of restricted assets [line items]
For transactions in A3 Mercados S.A. and BYMA	256,968,378	302,230,199
For appraisals from repo transactions	25,882,039	58,124,488
For debit / credit cards transactions	185,846,429	188,655,968
For attachments	66,199	876,398
Liquid offsetting entry required to operate as CNV agent	2,694,668	3,154,180
Guarantees for the Regional Economies Competitiveness Program	10,105	10,319
For other transactions (includes guarantees linked to rental contracts)	4,791,169	496,230
Banco de Galicia y Bs.As. S.A. | Repurchase Transaction | Government Securities | Purchases
Disclosure of restricted assets [line items]
For forward purchases of repurchase transactions	442,894,546	256,813,768
For surety guarantees	$ 23,328,466	$ 207,363,041